Prepayments and Advances to Suppliers, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepayments and Advance to Suppliers Net [Abstract]
Beginning balance	$ 8,264,797	$ 692,635
Provision		7,609,244
Recovery	(1,192,142)
Foreign exchange effect	(93,263)	(37,082)
Ending balance	$ 6,979,392	$ 8,264,797